EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
EARNINGS PER SHARE
Net income	$ 3,551,639	$ 4,352,859	$ 3,087,626	$ 3,135,323	$ 3,422,743	$ 3,004,636	$ 2,103,167	$ 2,502,816	$ 14,127,447	$ 11,033,362	$ 9,809,059
Add (less): (Loss) benefit from repurchase of preferred stock, net										(26,815)	22,604
Add (less): Preferred dividends declared										(705,520)	(1,234,529)
Add (less): Accretion of discount on preferred stock										(77,917)	(307,647)
Income available for common shares	$ 3,551,639	$ 4,352,859	$ 3,087,626	$ 3,135,323	$ 3,296,336	$ 2,804,241	$ 1,914,984	$ 2,207,549	$ 14,127,447	$ 10,223,110	$ 8,289,487
Weighted average common shares outstanding - basic (in shares)	11,883,373	11,896,781	11,805,494	11,715,120	11,671,891	11,023,167	10,969,484	10,948,781	11,825,104	11,154,695	10,892,136
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares (in shares)									125,484	205,257	192,851
Equivalent shares - employee stock options and awards (in shares)									113,768	210,081	47,954
Weighted average common shares outstanding - diluted (in shares)	12,065,763	12,081,029	12,115,757	12,063,777	12,095,294	11,418,794	11,357,212	11,220,002	12,064,356	11,570,033	11,132,941
Earnings per share:
Basic (in dollars per share)	$ 0.30	$ 0.37	$ 0.26	$ 0.27	$ 0.28	$ 0.25	$ 0.17	$ 0.20	$ 1.19	$ 0.92	$ 0.76
Diluted (in dollars per share)	$ 0.29	$ 0.36	$ 0.25	$ 0.26	$ 0.27	$ 0.25	$ 0.17	$ 0.20	$ 1.17	$ 0.88	$ 0.74
Additional disclosures
Anti-dilutive options to purchase common shares excluded from the computations of diluted earnings per share									177,194	389,824	450,758